Dreyfus Lifetime Portfolios, Inc.

-          Growth and Income Portfolio

Incorporated herein by reference is the revised version of the Fund's prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 18, 2011 (SEC Accession No. 0000909230-11-000010).